PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 95.4% of Net Assets
	Belgium – 1.4%
107,072	KBC Group NV	$5,369,238

	Denmark – 13.4%
37,558	Chr. Hansen Holding A/S	4,169,162
22,499	Coloplast A/S, Series B	3,565,843
195,925	Novo Nordisk A/S, Class B	13,574,582
112,209	Orsted A/S, 144A	15,469,182
91,074	Vestas Wind Systems A/S	14,718,147

		51,496,916

	France – 3.6%
66,113	Danone S.A.	4,282,469
40,926	EssilorLuxottica S.A.(a)	5,571,515
123,494	Valeo S.A.	3,792,275

		13,646,259

	Germany – 6.3%
22,256	Allianz SE, (Registered)	4,271,586
23,424	SAP SE	3,647,541
117,057	Symrise AG	16,168,200

		24,087,327

	Hong Kong – 1.6%
621,804	AIA Group Ltd.	6,180,790

	Japan – 3.8%
251,300	Sekisui House Ltd.	4,453,218
67,068	Takeda Pharmaceutical Co. Ltd.	2,397,207
192,000	Terumo Corp.	7,644,421

		14,494,846

	Netherlands – 4.3%
6,638	Adyen NV, 144A(a)	12,243,678
11,756	ASML Holding NV	4,342,347

		16,586,025

	Switzerland – 0.8%
5,071	Geberit AG, (Registered)	3,000,125

	Taiwan – 2.9%
137,681	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	11,161,799

	United Kingdom – 3.8%
1,468,253	Legal & General Group PLC	3,581,747
393,691	Prudential PLC	5,648,800
85,662	Unilever NV	5,202,025

		14,432,572

	United States – 53.5%
20,942	Adobe, Inc.(a)	10,270,585

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
7,570	Alphabet, Inc., Class A(a)	$11,094,592
39,971	American Water Works Co., Inc.	5,790,998
93,476	Aptiv PLC	8,569,880
54,491	Ball Corp.	4,529,292
14,545	Bright Horizons Family Solutions, Inc.(a)	2,211,422
79,560	Danaher Corp.	17,131,655
122,759	Eaton Corp. PLC	12,525,101
301,534	eBay, Inc.	15,709,921
60,394	Ecolab, Inc.	12,069,137
18,724	Estee Lauder Cos., Inc. (The), Class A	4,086,513
50,656	Gilead Sciences, Inc.	3,200,953
5,818	Intuitive Surgical, Inc.(a)	4,128,104
50,662	MasterCard, Inc., Class A	17,132,368
84,053	Microsoft Corp.	17,678,867
21,914	NextEra Energy, Inc.	6,082,450
50,335	Oracle Corp.	3,004,999
30,508	Roper Technologies, Inc.	12,054,016
48,098	Signature Bank	3,991,653
42,528	Thermo Fisher Scientific, Inc.	18,776,963
59,057	Visa, Inc., Class A	11,809,628
30,848	Watts Water Technologies, Inc., Series A	3,089,427

		204,938,524

	Total Common Stocks (Identified Cost $293,792,624)	365,394,421

Principal Amount
Short-Term Investments – 4.1%
$15,600,192	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $15,600,192 on 10/01/2020 collateralized by $15,913,500 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $15,912,259 including accrued interest(b) (Identified Cost $15,600,192)	15,600,192

	Total Investments – 99.5% (Identified Cost $309,392,816)	380,994,613
	Other assets less liabilities – 0.5%	2,046,549

	Net Assets – 100.0%	$383,041,162

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 133,824,916	34.9%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of Rule 144A holdings amounted to $27,712,860 or 7.2% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$5,369,238	$—	$5,369,238
Denmark	15,469,182	36,027,734	—	51,496,916
France	—	13,646,259	—	13,646,259
Germany	—	24,087,327	—	24,087,327
Hong Kong	—	6,180,790	—	6,180,790
Japan	—	14,494,846	—	14,494,846
Netherlands	—	16,586,025	—	16,586,025
Switzerland	—	3,000,125	—	3,000,125
United Kingdom	—	14,432,572	—	14,432,572
All Other Common Stocks*	216,100,323	—	—	216,100,323

Total Common Stocks	231,569,505	133,824,916	—	365,394,421

Short-Term Investments	—	15,600,192	—	15,600,192

Total	$231,569,505	$149,425,108	$—	$380,994,613

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)
IT Services	10.8%
Software	9.1
Health Care Equipment & Supplies	8.5
Chemicals	8.4
Electrical Equipment	7.1
Electric Utilities	5.6
Insurance	5.1
Life Sciences Tools & Services	4.9
Pharmaceuticals	4.2
Internet & Direct Marketing Retail	4.1
Semiconductors & Semiconductor Equipment	4.0
Auto Components	3.2
Industrial Conglomerates	3.1
Interactive Media & Services	2.9
Personal Products	2.5
Banks	2.4
Other Investments, less than 2% each	9.5
Short-Term Investments	4.1

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

Currency Exposure Summary at September 30, 2020 (Unaudited)
United States Dollar	60.5%
Euro	17.0
Danish Krone	13.4
Japanese Yen	3.8
British Pound	2.4
Other, less than 2% each	2.4

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%